N-2	Mar. 04, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	786
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On March 4, 2026, PennantPark Floating Rate Capital Ltd. (the “Company”) and Equiniti Trust Company, LLC (the “Trustee”) entered into a Second Supplemental Indenture (the “Second Supplemental Indenture”) to the Indenture between the Company and the Trustee, dated March 23, 2021 (the “Base Indenture,” and together with the Second Supplemental Indenture, the “Indenture”). The Second Supplemental Indenture relates to the Company’s issuance of $200,000,000 aggregate principal amount of its 6.75% notes due 2029 (the “Notes”).
The Notes will mature on March 4, 2029 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 6.75% per year payable semi-annually on March 4 and September 4 of each year, commencing on September 4, 2026. The Notes are general unsecured obligations of the Company that rank pari passu
in right of payment with any existing and future unsecured unsubordinated indebtedness of the Company; senior to any of future indebtedness of the Company that is expressly subordinated in right of payment to the Notes; senior to any series of preferred stock that the Company may issue in the future; effectively subordinated in right of payment to all of the existing and future secured indebtedness of the Company (including indebtedness that is initially unsecured, but to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, giving effect to any exemptive relief granted to the Company by the U.S. Securities and Exchange Commission, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the Indenture, the Company will generally be required to make an offer to repurchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to, but not including, the repurchase date.
The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Registration Statement on Form
N-2
(File
No. 333-279726)
(the “Registration Statement”), the preliminary prospectus supplement dated February 25, 2026 and a final prospectus supplement dated February 25, 2026. The transaction closed on March 4, 2026. The net proceeds to the Company were approximately $195.9 million, after deducting the underwriting discounts and commissions and estimated offering expenses. The Company intends to use the net proceeds to repay outstanding indebtedness under the Company’s multi-currency senior secured revolving credit facility, as amended from time to time, with Truist Bank and other lenders, initially into on August 12, 2021, to invest in new or existing portfolio companies and for general corporate or strategic purposes.
The foregoing descriptions of the Second Supplemental Indenture and the Notes do not purport to be complete and are qualified in their entirety by reference to the full text of the Second Supplemental Indenture and the Notes, respectively, each filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Principal	$ 200,000,000
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, giving effect to any exemptive relief granted to the Company by the U.S. Securities and Exchange Commission, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.